SHORT-TERM LOANS	12 Months Ended
Dec. 31, 2012
SHORT-TERM LOANS [Abstract]
SHORT-TERM LOANS

18.SHORT-TERM LOANS

Short-term loans consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Guaranteed	148,120	271,782	43,624
Guaranteed and secured	158,590	76,450	12,272
Unsecured	64,173	17,042	2,735

Total	370,883	365,274	58,631

The Group's short-term loans are RMB-denominated loans obtained from banks and other financial institutions with interest rates ranging from 5.00% to 8.54% per annum and 4.83% to 10.25% per annum for the years ended December 31, 2011 and 2012, respectively. The weighted average interest rate on short-term loans outstanding as of December 31, 2011 and 2012 was 6.99% and 7.91% per annum, respectively. The short-term loans are repayable between January 2013 and November 2013. The unused lines of credit for short-term financing amounted to RMB 340,812 and RMB 356,421(US$57,210) as of December 31, 2012 and December 31, 2011, respectively.

Guaranteed short-term loans as of December 31, 2011 and 2012 were guaranteed by the following parties:

	December 31,
	2011	2012
	RMB	RMB	US$

Mr. Guo, Donglv Liang and Lentuo Electromechanical (collectively, the "Loan Guarantors")*	30,000	50,000	8,026
Lentuo Electromechanical*	50,000	98,682	15,840
Mr. Guo*	-	40,000	6,420
Haowu**	35,000	30,000	4,815
Tianjin Haoxin Credit Guarantee Co., Ltd. ("Haoxin")**	8,000	23,000	3,692
Taizhou Hengtai Automobile Service Co., Ltd.	18,500	20,000	3,210
Others	6,620	10,100	1,621

Total	148,120	271,782	43,624

*Mr Guo is the ultimate controlling shareholder of the Group, Donglv Liang is a relative of Mr. Guo and Lentuo Electromechanical is a company controlled by Mr. Guo.

**Haowu is the holding company of the noncontrolling interests in Ruitai. Haoxin's controlling shareholder is also the controlling shareholder of Haowu.

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Short-term loans amounting to RMB158,590 and RMB76,450 (US$12,271) as of December 31, 2011 and 2012, respectively, were guaranteed by the Loan Guarantors and secured by the property and equipment of the Group (Note 9), the land use rights of the Group (Note 10) and Lentuo Electromechanical's property and equipment and land use rights (Note 20).

Interest expenses on short-term loans were RMB21,434, RMB23,704 and RMB30,760 (US$6,697), which were net of capitalized interest amounting to nil, nil and RMB10,966 (US$1,760), for the years ended December 31, 2010, 2011 and 2012, respectively.